Shareholder Report, Line Graph (Details) 195320_Mairs and Power Small Cap Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Mairs & Power Small Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Mairs & Power Small Cap Fund
Accumulated Value	$ 21,704	$ 20,237	$ 18,225	$ 21,173	$ 16,805	$ 15,448	$ 12,753	$ 13,699	$ 12,727	$ 10,000	$ 22,568
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Total Return Index
Accumulated Value	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000	$ 39,827
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Total Return Index
Accumulated Value	22,203	19,906	17,024	21,397	18,636	15,535	12,376	13,908	12,131	10,000	$ 25,047
S&P SmallCap 600 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P SmallCap 600 Total Return Index
Accumulated Value	$ 24,053	$ 22,129	$ 19,068	$ 22,727	$ 17,920	$ 16,103	$ 13,115	$ 14,330	$ 12,656	$ 10,000	$ 25,500